Stock Options and Warrants (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Shares, exercisable			2,172,000
Weighted average exercise price, exercisable			$ 0.13
Stock Options
Shares, beginning balance	2,252,000	2,222,000	2,222,000	2,147,000
Shares, granted	0	80,000	80,000	80,000
Shares, exercised	0	0	0	0
Shares, cancelled/expired	(110,000)	(50,000)	(50,000)	(5,000)
Shares, ending balance	2,142,000	2,252,000	2,252,000	2,222,000
Shares, exercisable	2,142,000	2,172,000	2,172,000	2,142,000
Weighted average exercise price, beginning balance	$ 0.14	$ 0.13	$ 0.13	$ 0.13
Weighted average exercise price, granted	.00	.07	0.07	0.10
Weighted average exercise price, exercised	.00	.00	0.00	0.00
Weighted average exercise price, cancelled/expired	.10	.20	0.20	0.26
Weighted average exercise price, ending balance	.13	.13	0.14	0.13
Weighted average exercise price, exercisable	$ .13	$ .13	$ 0.13	$ 0.13
Aggregate intrinsic value, outstanding	$ 398,000	$ 1,000	$ 1,000	$ 3,000